Bonds Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Bonds Payable [Abstract]
Schedule of bonds payable
	December 31, 2020	June 30, 2021
Bonds payable
Third-party investors	$29,915	$29,915
Total	$29,915	$29,915

Long-term bonds payable
Huzhou Saiyuan	$73,147	$73,147
PIPE investors	—	64,343
Total	$73,147	$137,490

	December 31, 2019	December 31, 2020
Bonds payable
Huzhou Saiyuan Equity Investment Partnership Firm (Limited Partnership) (“Huzhou Saiyuan”)	$43,888	$—
Third-party investors	29,915	29,915
Total	$73,803	$29,915

Long-term bonds payable
Huzhou Saiyuan	$29,259	$73,147
Total	$29,259	$73,147

Schedule of repayments and interests
Issuance Date	Subscribed Amount	Maturity Date	Repayment Amount	Annual Interest Rate
February 1, 2019	$29,259 (RMB200 million)	June 30, 2023	$29,259 (RMB200 million)	3%~4%
December 31, 2018	$29,259 (RMB200 million)	April 28, 2024	$14,629 (RMB100 million)	0%~4%
		July 11, 2024	$7,315 (RMB50 million)	0%~4%
		October 1, 2024	$7,315 (RMB50 million)	0%~4%
January 1, 2020	$14,629 (RMB100 million)	April 13, 2026	$14,629 (RMB100 million)	3%~4%

Issuance Date	Subscribed Amount	Maturity Date	Repayment Amount	Annual Interest Rate
February 1, 2019	$29,259 (RMB200 million)	June 30, 2023	$29,259 (RMB200 million)	3% ~ 4%

December 31, 2018	$29,259 (RMB200 million)	April 28, 2024	$14,629 (RMB100 million)	0% ~ 4%
		July 11, 2024	$7,315 (RMB50 million)	0% ~ 4%
		October 1, 2024	$7,315 (RMB50 million)	0% ~ 4%

January 1, 2020	$14,629 (RMB100 million)	April 13, 2026	$14,629 (RMB100 million)	3% ~ 4%